Schedule of Investments PIMCO PCM Fund, Inc.	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 186.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 15.2%
Ancestry.com Operations, Inc. 5.240% (LIBOR03M + 4.250%) due 08/27/2026 «~	$99	$83
Arconic Rolled Products Corp. TBD% due 02/04/2027 «~	5	5
Clear Channel Outdoor Holdings, Inc. 4.489% (LIBOR03M + 3.500%) due 08/21/2026 ~	100	90
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	659	500
Elanco Animal Health, Inc. TBD% due 02/04/2027	23	22
Emerald TopCo, Inc. 4.489% (LIBOR03M + 3.500%) due 07/24/2026 ~	6	5
Encina Private Credit LLC TBD% - 3.832% (LIBOR03M + 3.128%) due 11/30/2025 «~µ	3,000	3,000
EyeCare Partners LLC
TBD% due 02/18/2027 µ	2	2
4.822% (LIBOR03M + 3.750%) due 02/05/2027 ~	10	8
Financial & Risk U.S. Holdings, Inc. 4.239% (LIBOR03M + 3.250%) due 10/01/2025 ~	219	212
Forbes Energy Services LLC (6.909% Cash and 11.000% PIK) 17.909% (LIBOR03M + 5.000%) due 04/13/2021 ~(c)	556	444
Froneri International PLC
3.239% (LIBOR03M + 2.250%) due 01/29/2027 «~	26	25
6.739% (LIBOR03M + 5.750%) due 01/31/2028 «~	5	5
Frontier Communications Corp. 5.210% - 5.350% (LIBOR03M + 3.750%) due 06/15/2024 ~	786	745
Ingersoll Rand Co. Ltd. 2.739% (LIBOR03M + 1.750%) due 03/01/2027 ~	9	8
Innophos, Inc. 4.755% (LIBOR03M + 3.750%) due 02/04/2027 «~	5	4
IRB Holding Corp. 3.750% - 3.954% (LIBOR03M + 2.750%) due 02/05/2025 «~	168	131
Jefferies Finance LLC 4.239% - 4.250% (LIBOR03M + 3.250%) due 06/03/2026 ~	5	4
McDermott International, Inc.
10.647% (LIBOR03M + 9.000%) due 10/22/2020 ~	108	107
10.647% - 10.806% (LIBOR03M + 9.000%) due 10/21/2020 ~	623	575
McDermott Technology Americas, Inc.
TBD% due 10/21/2021 ^«(d)	382	353
TBD% due 05/09/2025 ^(d)	1,136	343
MH Sub LLC 4.822% (LIBOR03M + 3.750%) due 09/13/2024 ~	20	17
Nascar Holdings, Inc. 3.674% (LIBOR03M + 2.750%) due 10/19/2026 ~	13	12
NCI Building Systems, Inc. 4.561% (LIBOR03M + 3.750%) due 04/12/2025 «~	110	96
Neiman Marcus Group Ltd. LLC 7.500% (LIBOR03M + 6.000%) due 10/25/2023 ~	1,815	735
Neiman Marcus Group Ltd. LLC (6.516% Cash and 1.000% PIK) 7.516% (LIBOR03M + 5.500%) due 10/25/2023 ~(c)	1,636	650
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«~(d)	106	106
Parexel International Corp. 3.739% (LIBOR03M + 2.750%) due 09/27/2024 ~	100	86
PetSmart, Inc. 5.000% (LIBOR03M + 4.000%) due 03/11/2022 ~	113	109
PUG LLC 4.489% - 4.950% (LIBOR03M + 3.500%) due 01/29/2027 «~	6	5
Sequa Mezzanine Holdings LLC 10.770% (LIBOR03M + 9.000%) due 04/28/2022 ~	800	590
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~	23	21
Starfruit Finco BV 3.863% (LIBOR03M + 3.000%) due 10/01/2025 «~	96	88
Syniverse Holdings, Inc. 6.873% (LIBOR03M + 5.000%) due 03/09/2023 ~	1,416	946
U.S. Renal Care, Inc. 6.000% (LIBOR03M + 5.000%) due 06/26/2026 ~	85	76
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~	2,603	2,226
West Corp. 5.000% - 5.450% (LIBOR03M + 4.000%) due 10/10/2024 «~	9	7

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

Westmoreland Mining Holdings LLC 9.093% (LIBOR03M + 8.250%) due 03/15/2022 ~	182	179
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(c)	626	453
Windstream Services LLC
7.500% (PRIME + 4.250%) due 02/17/2024 «~	626	390
Total Loan Participations and Assignments (Cost $17,732)		13,463
CORPORATE BONDS & NOTES 30.2%
BANKING & FINANCE 9.6%
CBL & Associates LP
4.600% due 10/15/2024 (k)	190	41
5.950% due 12/15/2026 (k)	1,621	311
CIT Group, Inc. 5.000% due 08/15/2022 (k)	300	295
Equitable Holdings, Inc. 5.000% due 04/20/2048	2	2
ESH Hospitality, Inc. 4.625% due 10/01/2027	13	10
Ford Motor Credit Co. LLC 5.014% (US0003M + 3.140%) due 01/07/2022 ~(k)	280	227
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (k)	76	56
6.750% due 03/15/2022 (k)	104	97
Hunt Cos., Inc. 6.250% due 02/15/2026	6	4
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	14	13
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027	7	6
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (k)	1,200	1,139
Navient Corp.
5.625% due 01/25/2025	51	42
6.125% due 03/25/2024	102	96
6.500% due 06/15/2022 (k)	200	196
7.250% due 01/25/2022 (k)	300	295
7.250% due 09/25/2023	24	24
Newmark Group, Inc. 6.125% due 11/15/2023	20	20
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022	7	7
Piper Jaffray Cos.
4.740% due 10/15/2021 (k)	200	190
5.200% due 10/15/2023 (k)	900	854
Sabra Health Care LP 4.800% due 06/01/2024	32	32
Springleaf Finance Corp.
5.625% due 03/15/2023 (k)	771	761
6.125% due 03/15/2024	24	24
6.875% due 03/15/2025 (k)	1,025	1,040
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (f)	194	63
Uniti Group LP 7.875% due 02/15/2025 (k)	1,005	942
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (k)	1,842	1,747
		8,534
INDUSTRIALS 14.2%
Albertsons Cos., Inc.
3.500% due 02/15/2023	3	3
4.625% due 01/15/2027	2	2
4.875% due 02/15/2030	3	3
Arconic Corp. 6.125% due 02/15/2028	5	5
Associated Materials LLC 9.000% due 01/01/2024 (k)	1,996	1,617
CCO Holdings LLC
4.500% due 08/15/2030	26	26
4.750% due 03/01/2030	36	36
Centene Corp. 4.750% due 01/15/2025	33	34
Charter Communications Operating LLC 4.800% due 03/01/2050	41	43
Citrix Systems, Inc. 3.300% due 03/01/2030	22	21
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (k)	459	398
Community Health Systems, Inc.
6.250% due 03/31/2023 (k)	2,356	2,254
6.625% due 02/15/2025 (k)	221	206

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

8.000% due 03/15/2026 (k)	78	74
8.625% due 01/15/2024 (k)	236	235
Corning, Inc. 5.450% due 11/15/2079	14	14
CVS Pass-Through Trust 5.880% due 01/10/2028 (k)	1,017	1,183
DAE Funding LLC
4.000% due 08/01/2020	2	2
4.500% due 08/01/2022	10	9
5.000% due 08/01/2024	22	20
5.250% due 11/15/2021 (k)	102	93
5.750% due 11/15/2023 (k)	100	93
Dealer Tire LLC 8.000% due 02/01/2028	4	3
Diamond Resorts International, Inc.
7.750% due 09/01/2023	20	15
10.750% due 09/01/2024 (k)	500	309
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (k)	330	294
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (k)	400	363
Energy Transfer Operating LP
2.900% due 05/15/2025	5	4
3.750% due 05/15/2030	14	11
5.000% due 05/15/2050	14	11
Envision Healthcare Corp. 8.750% due 10/15/2026 (k)	382	96
Exela Intermediate LLC 10.000% due 07/15/2023	23	6
Fresh Market, Inc. 9.750% due 05/01/2023 (k)	350	166
Front Range BidCo, Inc.
4.000% due 03/01/2027	56	54
6.125% due 03/01/2028	18	17
Full House Resorts, Inc.
8.575% due 01/31/2024	100	96
9.738% due 02/02/2024	8	8
General Electric Co.
5.875% due 01/14/2038	4	5
6.150% due 08/07/2037	2	2
6.875% due 01/10/2039	10	12
Griffon Corp. 5.750% due 03/01/2028	5	5
HCA, Inc. 3.500% due 09/01/2030	22	20
iHeartCommunications, Inc.
6.375% due 05/01/2026 (k)	233	222
8.375% due 05/01/2027 (k)	245	210
Innophos Holdings, Inc. 9.375% due 02/15/2028	23	22
Kraft Heinz Foods Co. 3.950% due 07/15/2025 (k)	100	98
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023 (k)	200	166
Lamar Media Corp. 3.750% due 02/15/2028	6	6
Laredo Petroleum, Inc.
9.500% due 01/15/2025	7	3
10.125% due 01/15/2028	11	4
LifePoint Health, Inc. 4.375% due 02/15/2027	4	4
Mattel, Inc. 5.875% due 12/15/2027	7	7
Micron Technology, Inc. 5.327% due 02/06/2029	30	33
MSCI, Inc. 3.625% due 09/01/2030	5	5
NCL Corp. Ltd. 3.625% due 12/15/2024	14	9
Netflix, Inc. 5.375% due 11/15/2029	12	13
Noble Holding International Ltd. 7.875% due 02/01/2026	45	11
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (k)	14	13
7.250% due 02/01/2028	16	14
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	21	21
PetSmart, Inc. 5.875% due 06/01/2025	19	19
Prime Security Services Borrower LLC 6.250% due 01/15/2028	12	10
Radiology Partners, Inc. 9.250% due 02/01/2028	10	9
Range Resources Corp. 9.250% due 02/01/2026	4	2

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

Sealed Air Corp. 4.000% due 12/01/2027	3	3
Staples, Inc. 7.500% due 04/15/2026	3	3
Station Casinos LLC 4.500% due 02/15/2028	2	2
TEGNA, Inc. 4.625% due 03/15/2028	32	28
Topaz Solar Farms LLC
4.875% due 09/30/2039 (k)	329	340
5.750% due 09/30/2039 (k)	2,167	2,393
TransDigm, Inc. 5.500% due 11/15/2027	18	16
Transocean Guardian Ltd. 5.875% due 01/15/2024	8	7
Transocean Pontus Ltd. 6.125% due 08/01/2025	23	19
Transocean, Inc. 7.250% due 11/01/2025	51	26
Trident TPI Holdings, Inc. 9.250% due 08/01/2024	4	3
Triumph Group, Inc.
5.250% due 06/01/2022	4	3
6.250% due 09/15/2024	11	10
U.S. Renal Care, Inc. 10.625% due 07/15/2027	14	12
UAL Pass-Through Trust 6.636% due 01/02/2024 (k)	389	360
United Rentals North America, Inc. 4.000% due 07/15/2030	5	4
Univision Communications, Inc. 5.125% due 02/15/2025 (k)	438	377
ViaSat, Inc.
5.625% due 09/15/2025	18	17
5.625% due 04/15/2027	4	4
Western Midstream Operating LP
2.698% (US0003M + 0.850%) due 01/13/2023 ~	9	5
3.100% due 02/01/2025	4	2
4.050% due 02/01/2030	4	2
5.250% due 02/01/2050	5	2
Wyndham Destinations, Inc.
3.900% due 03/01/2023	14	12
4.625% due 03/01/2030	5	4
5.750% due 04/01/2027 (k)	154	130
		12,553
UTILITIES 6.4%
CenturyLink, Inc. 4.000% due 02/15/2027	14	13
Edison International 5.750% due 06/15/2027	11	11
Frontier Communications Corp. 8.000% due 04/01/2027	24	24
Pacific Gas & Electric Co.
3.300% due 03/15/2027 ^(d)(k)	132	127
3.400% due 08/15/2024 ^(d)(k)	85	83
3.500% due 10/01/2020 ^(d)(k)	388	382
3.500% due 06/15/2025 ^(d)(k)	151	147
3.750% due 08/15/2042 ^(d)	2	2
3.850% due 11/15/2023 ^(d)(k)	14	14
4.000% due 12/01/2046 ^(d)	2	2
4.250% due 05/15/2021 ^(d)(k)	373	369
4.300% due 03/15/2045 ^(d)	24	23
4.500% due 12/15/2041 ^(d)	26	25
4.600% due 06/15/2043 ^(d)	9	9
4.650% due 08/01/2028 ^(d)(k)	227	238
4.750% due 02/15/2044 ^(d)(k)	157	155
5.125% due 11/15/2043 ^(d)(k)	244	247
5.400% due 01/15/2040 ^(d)	4	4
5.800% due 03/01/2037 ^(d)(k)	644	659
6.050% due 03/01/2034 ^(d)(k)	323	328
6.250% due 03/01/2039 ^(d)(k)	151	155
6.350% due 02/15/2038 ^(d)(k)	57	58
Southern California Edison Co.
3.650% due 03/01/2028	2	2
3.650% due 02/01/2050	5	5
4.125% due 03/01/2048	16	17
4.650% due 10/01/2043	30	33
4.875% due 03/01/2049	40	46
5.750% due 04/01/2035	2	3
6.000% due 01/15/2034	20	24
6.650% due 04/01/2029	13	15
Southern California Gas Co. 2.550% due 02/01/2030	7	7

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

Sprint Corp.
7.125% due 06/15/2024 (k)	158	175
7.250% due 09/15/2021 (k)	100	104
7.250% due 02/01/2028	59	60
7.625% due 02/15/2025 (k)	394	439
7.625% due 03/01/2026 (k)	954	1,085
7.875% due 09/15/2023 (k)	527	584
Talen Energy Supply LLC 6.625% due 01/15/2028	4	3
Transocean Poseidon Ltd. 6.875% due 02/01/2027	20	16
		5,693
Total Corporate Bonds & Notes (Cost $29,378)		26,780
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024	28	29
Total Convertible Bonds & Notes (Cost $51)		29
MUNICIPAL BONDS & NOTES 0.8%
WEST VIRGINIA 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	780	757
Total Municipal Bonds & Notes (Cost $737)		757
U.S. GOVERNMENT AGENCIES 4.6%
Fannie Mae
4.497% due 07/25/2029 •(k)	169	157
4.513% due 02/25/2040 •	50	34
6.697% due 07/25/2029 •	230	150
Freddie Mac
0.000% due 02/25/2046 (b)(f)(k)	1,291	1,172
0.100% due 05/25/2020 - 02/25/2046 (a)	16,836	9
0.493% due 01/25/2021 ~(a)	2,458	6
0.700% due 11/25/2055 ~(a)	6,293	484
0.716% due 10/25/2020 ~(a)	6,992	5
2.011% due 11/25/2045 ~(a)	1,027	133
3.615% due 06/25/2041 ~(a)	10,500	342
3.981% due 04/25/2025 ~(k)	1,300	1,159
6.097% due 10/25/2029 •	250	131
8.497% due 12/25/2027 •	446	288
Total U.S. Government Agencies (Cost $4,462)		4,070
NON-AGENCY MORTGAGE-BACKED SECURITIES 46.5%
Adjustable Rate Mortgage Trust 4.060% due 01/25/2036 ^~	133	110
Banc of America Alternative Loan Trust 5.983% due 04/25/2037 ^~	141	133
Banc of America Funding Trust
3.150% due 12/20/2034 ~	287	180
3.747% due 03/20/2036 ~	71	60
5.806% due 03/25/2037 ^~	78	73
7.000% due 10/25/2037 ^	476	359
Banc of America Mortgage Trust
4.526% due 06/25/2035 ~	60	49
4.543% due 06/20/2031 ~	304	285
Bancorp Commercial Mortgage Trust 4.455% due 08/15/2032 •(k)	2,300	2,172
BCAP LLC Trust 2.047% due 07/26/2036 ~	87	66
Bear Stearns ALT-A Trust
1.117% due 04/25/2037 •(k)	620	469
3.579% due 05/25/2036 ~	38	29
3.647% due 05/25/2036 ^~	198	165
3.716% due 08/25/2036 ^~	219	222
3.758% due 09/25/2034 ~	92	81
3.775% due 11/25/2036 ^~(k)	652	491
3.825% due 01/25/2047 ~	34	23
3.878% due 07/25/2035 ^~	135	109
3.884% due 08/25/2036 ^~	263	160
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~(k)	830	850
5.745% due 04/12/2038 ~	40	40
BRAD Resecuritization Trust
2.193% due 03/12/2021 «	1,231	18
6.550% due 03/12/2021 «	295	294

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	266	196
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~	16	16
CD Mortgage Trust 5.688% due 10/15/2048	1,039	602
Chase Mortgage Finance Trust 6.000% due 03/25/2037 ^	218	157
Citigroup Commercial Mortgage Trust 5.557% due 12/10/2049 ~	673	413
Citigroup Mortgage Loan Trust
4.130% due 11/25/2035 ~	1,619	1,104
4.223% due 11/25/2036 ^~	81	70
4.685% due 08/25/2035 ^~	38	30
6.250% due 11/25/2037 ~	846	583
Citigroup Mortgage Loan Trust, Inc. 3.507% due 10/25/2035 ~	415	272
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.950% due 09/25/2035 ^~	112	82
CitiMortgage Alternative Loan Trust 5.500% due 04/25/2022 ^	11	11
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~(k)	1,700	1,646
Commercial Mortgage Loan Trust 5.983% due 12/10/2049 ~(k)	751	482
Commercial Mortgage Trust 5.895% due 07/10/2046 ~(k)	690	683
Countrywide Alternative Loan Trust
1.227% due 02/25/2037 •	202	161
1.237% due 02/25/2036 ^•(k)	612	457
1.497% due 10/25/2037 •	4,118	965
2.966% due 12/25/2035 •(k)	1,054	895
5.500% due 03/25/2035	485	304
6.000% due 11/25/2035 ^	172	49
6.000% due 04/25/2036 ^(k)	2,751	1,888
Countrywide Home Loan Mortgage Pass-Through Trust
1.587% due 03/25/2035 •	130	102
2.817% due 03/25/2046 ^•(k)	611	360
3.711% due 02/20/2036 ^•	7	6
3.750% due 09/20/2036 ^~	105	86
3.792% due 09/25/2047 ^~	323	272
6.000% due 05/25/2037 ^	257	179
Credit Suisse Commercial Mortgage Trust
5.457% due 02/15/2040 ~(k)	3,222	579
5.869% due 09/15/2040 ~(k)	241	118
Credit Suisse First Boston Mortgage Securities Corp. 7.000% due 02/25/2033	51	53
Credit Suisse Mortgage Capital Certificates 2.161% due 11/30/2037 ~(k)	2,900	2,298
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 þ	205	136
6.000% due 07/25/2036	1,110	815
6.500% due 05/25/2036 ^	163	84
First Horizon Alternative Mortgage Securities Trust 3.610% due 08/25/2035 ^~	15	3
GE Commercial Mortgage Corp. Trust 5.606% due 12/10/2049 ~	201	172
GS Mortgage Securities Corp. Trust 4.591% due 10/10/2032 ~	900	745
GS Mortgage Securities Trust
1.225% due 08/10/2043 ~(a)	8,764	86
2.174% due 05/10/2045 ~(a)	3,546	92
5.622% due 11/10/2039	512	391
GSR Mortgage Loan Trust 3.800% due 03/25/2047 ^~(k)	966	742
HarborView Mortgage Loan Trust 1.250% due 01/19/2036 •	598	415
IndyMac Mortgage Loan Trust
1.747% due 11/25/2034 •	94	76
3.381% due 05/25/2036 ~	130	86
4.239% due 06/25/2037 ~	229	183
JPMorgan Alternative Loan Trust 6.500% due 03/25/2036 ^(k)	1,051	783
JPMorgan Chase Commercial Mortgage Securities Corp. 1.593% due 03/12/2039 ~(a)	167	0
JPMorgan Chase Commercial Mortgage Securities Trust
0.488% due 02/15/2046 ~(a)	57,062	203
5.411% due 05/15/2047 (k)	1,544	1,790
6.059% due 02/12/2051 ~(k)	685	691
JPMorgan Mortgage Trust 4.688% due 07/25/2035 ~	40	35
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^(k)	299	169
5.562% due 02/15/2040 ^~	119	67
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	63	63

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

5.829% due 04/25/2036 ^~	144	120
6.000% due 05/25/2037 ^	261	253
MASTR Adjustable Rate Mortgages Trust 3.892% due 11/25/2035 ^~	347	251
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^•(k)	325	284
Merrill Lynch Mortgage Investors Trust
1.367% due 07/25/2030 •	52	47
1.607% due 11/25/2029 •	78	71
4.356% due 11/25/2035 •	93	85
Morgan Stanley Capital Trust
0.303% due 11/12/2049 ~(a)	5,399	8
5.399% due 12/15/2043	108	73
Morgan Stanley Mortgage Loan Trust
3.934% due 01/25/2035 ^~	225	157
6.000% due 08/25/2037 ^	206	132
Morgan Stanley Resecuritization Trust 4.033% due 03/26/2037 ~	4,257	3,729
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060	165	155
Motel Trust 7.631% due 08/15/2024 •	1,049	830
Regal Trust 2.535% due 09/29/2031 •	15	14
Residential Accredit Loans, Inc. Trust
4.682% due 01/25/2036 ^~	297	253
6.000% due 08/25/2035 ^	236	218
6.000% due 06/25/2036 ^	126	109
6.500% due 09/25/2037 ^	216	194
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^	203	107
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	190	173
Structured Adjustable Rate Mortgage Loan Trust
3.864% due 04/25/2036 ^~	281	199
3.868% due 01/25/2036 ^~	264	175
4.515% due 09/25/2036 ^~	108	92
Structured Asset Mortgage Investments Trust 1.157% due 08/25/2036 ^•	694	560
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^	133	85
Wachovia Bank Commercial Mortgage Trust
0.936% due 10/15/2041 ~(a)	47	0
5.720% due 10/15/2048 ~(k)	1,783	1,734
WaMu Mortgage Pass-Through Certificates Trust
1.437% due 06/25/2044 •	365	314
2.484% due 11/25/2046 •(k)	397	331
3.740% due 12/25/2036 ^~	272	235
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2036 ^(k)	1,106	822
Wells Fargo Alternative Loan Trust 5.500% due 07/25/2022	5	5
Wells Fargo-RBS Commercial Mortgage Trust 0.794% due 02/15/2044 ~(a)	12,573	47
Total Non-Agency Mortgage-Backed Securities (Cost $42,596)		41,246
ASSET-BACKED SECURITIES 78.4%
Asset-Backed Securities Corp. Home Equity Loan Trust
2.042% due 02/25/2035 •(k)	3,041	2,879
2.672% due 12/25/2034 •(k)	1,450	1,344
4.174% due 06/21/2029 •	83	76
Bayview Financial Acquisition Trust 1.221% due 12/28/2036 •	49	49
Bear Stearns Asset-Backed Securities Trust
1.327% due 04/25/2036 •(k)	2,060	2,306
4.200% due 07/25/2036 ~	298	285
5.500% due 12/25/2035	36	29
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~	1,185	404
Centex Home Equity Loan Trust 1.697% due 01/25/2035 •(k)	1,643	1,439
Citigroup Mortgage Loan Trust
1.107% due 12/25/2036 •(k)	1,486	904
1.167% due 12/25/2036 •(k)	818	383
1.397% due 11/25/2045 •(k)	2,488	2,435
1.647% due 11/25/2046 •(k)	1,900	966
Citigroup Mortgage Loan Trust, Inc. 1.207% due 03/25/2037 •(k)	3,248	2,661
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	345	174
9.163% due 03/01/2033 ~	794	682
Countrywide Asset-Backed Certificates
1.077% due 12/25/2036 ^•(k)	1,063	818
1.087% due 06/25/2035 •(k)	2,168	1,720
1.087% due 06/25/2047 ^•(k)	2,359	1,915

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

1.097% due 04/25/2047 ^•(k)	723	676
1.147% due 06/25/2037 ^•(k)	687	571
1.187% due 05/25/2036 •(k)	8,207	5,466
2.597% due 06/25/2035 •(k)	4,000	3,522
Countrywide Asset-Backed Certificates Trust
1.217% due 09/25/2046 •(k)	4,262	2,558
2.822% due 10/25/2035 •	2,104	1,331
Crecera Americas LLC 5.563% due 08/31/2020 •	1,900	1,900
EMC Mortgage Loan Trust
1.997% due 05/25/2040 •(k)	328	318
2.247% due 02/25/2041 •	292	268
Fremont Home Loan Trust 1.127% due 04/25/2036 •(k)	600	575
GE Capital Mortgage Services, Inc. Trust 6.705% due 04/25/2029 ~	64	54
GSAMP Trust
2.697% due 12/25/2034 •	2,181	1,123
2.747% due 06/25/2035 •(k)	2,200	1,875
Harley Marine Financing LLC 7.869% due 05/15/2043 «	1,000	466
Home Equity Mortgage Loan Asset-Backed Trust 1.187% due 04/25/2037 •(k)	4,324	2,980
HSI Asset Securitization Corp. Trust 1.057% due 04/25/2037 •(k)	3,549	1,831
Marlette Funding Trust
0.000% due 07/16/2029 «(f)	3	589
0.000% due 03/15/2030 «(f)	8	3,170
MASTR Asset-Backed Securities Trust 1.057% due 08/25/2036 •(k)	3,077	1,455
Morgan Stanley ABS Capital, Inc. Trust 1.727% due 12/25/2034 •	143	113
Morgan Stanley Home Equity Loan Trust 2.012% due 05/25/2035 •(k)	1,913	1,079
National Collegiate Commutation Trust 0.000% due 03/25/2038 •«	3,500	1,065
People's Financial Realty Mortgage Securities Trust 1.077% due 09/25/2036 •	1,481	381
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ(k)	3,798	1,955
Residential Asset Securities Corp. Trust 1.637% due 08/25/2035 •(k)	4,350	3,548
Securitized Asset-Backed Receivables LLC Trust
1.377% due 01/25/2035 •	844	726
1.397% due 10/25/2035 •(k)	5,500	4,906
SoFi Consumer Loan Program LLC 0.000% due 11/25/2026 «(f)	22	891
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(f)	10	69
0.000% due 01/25/2039 (f)	1,000	274
0.000% due 05/25/2040 (f)	1,000	339
0.000% due 09/25/2040 (f)	339	159
Structured Asset Investment Loan Trust
2.672% due 10/25/2034 •(k)	1,986	1,620
5.447% due 10/25/2033 •	68	58
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	239	229
UPS Capital Business Credit 7.664% due 04/15/2026 ^«•(d)	1,856	0
Total Asset-Backed Securities (Cost $74,020)		69,609
	SHARES
COMMON STOCKS 1.2%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	108,013	69
iHeartMedia, Inc. «	83	1
iHeartMedia, Inc. 'A' (e)	6,080	44
		114
CONSUMER DISCRETIONARY 0.6%
Caesars Entertainment Corp. (e)	71,398	483
ENERGY 0.0%
Forbes Energy Services Ltd. (e)(i)	35,625	3
INDUSTRIALS 0.1%
Westmoreland Mining Holdings LLC «(i)	9,231	78

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

UTILITIES 0.4%
TexGen Power LLC «	9,914	372
Total Common Stocks (Cost $3,931)		1,050
WARRANTS 0.3%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039	39,591	290
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	118,000	19
Total Warrants (Cost $876)		309
PREFERRED SECURITIES 1.4%
INDUSTRIALS 1.4%
General Electric Co. 5.000% due 01/21/2021 •(h)	53,000	44
Sequa Corp. (12.000% PIK) 12.000% «(c)	2,828	1,238
Total Preferred Securities (Cost $2,200)		1,282
REAL ESTATE INVESTMENT TRUSTS 2.0%
REAL ESTATE 2.0%
VICI Properties, Inc.	104,988	1,747
Total Real Estate Investment Trusts (Cost $1,538)		1,747
SHORT-TERM INSTRUMENTS 6.0%
REPURCHASE AGREEMENTS (j) 5.4%		4,755
U.S. TREASURY BILLS 0.6%
1.056% due 04/28/2020 (f)(g)(n)	495	495
Total Short-Term Instruments (Cost $5,250)		5,250
Total Investments in Securities (Cost $182,771)		165,592
Total Investments 186.6% (Cost $182,771)		$165,592
Financial Derivative Instruments (l)(m) (0.2)%(Cost or Premiums, net $220)		(210)
Other Assets and Liabilities, net (86.4)%		(76,619)
Net Assets 100.0%		$88,763

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	07/29/2014	$1,769	$3	0.00%
Westmoreland Mining Holdings LLC	12/08/2014	269	78	0.09
$2,038	$81	0.09%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$555	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(568)	$555	$555
RDR	0.000	03/31/2020	04/01/2020	4,200	U.S. Treasury Notes 1.625% due 05/15/2026	(4,301)	4,200	4,200
Total Repurchase Agreements	$(4,869)	$4,755	$4,755
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BNY	2.722%	01/08/2020	04/09/2020	$(6,854)	$(6,898)
BOS	2.537	02/26/2020	04/24/2020	(5,280)	(5,293)
BPS	1.450	03/12/2020	04/13/2020	(1,515)	(1,516)
1.790	03/16/2020	TBD(2)	(1,021)	(1,021)
2.000	03/24/2020	04/22/2020	(2,250)	(2,251)
BRC	2.204	03/03/2020	06/03/2020	(372)	(373)
2.264	03/04/2020	06/03/2020	(138)	(138)
2.500	03/18/2020	04/22/2020	(850)	(851)
2.586	03/19/2020	04/27/2020	(1,450)	(1,451)
4.750	03/19/2020	TBD(2)	(1,655)	(1,655)
CEW	2.150	03/19/2020	04/21/2020	(241)	(241)
2.350	03/30/2020	04/30/2020	(213)	(213)
CIW	1.600	03/24/2020	04/28/2020	(1,112)	(1,112)
CSG	2.250	03/20/2020	TBD(2)	(1,598)	(1,598)
JML	1.360	03/12/2020	04/09/2020	(812)	(813)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

JPS	2.650	01/06/2020	04/06/2020	(2,489)	(2,505)
MZF	2.000	03/06/2020	06/04/2020	(5,793)	(5,801)
NOM	2.350	03/03/2020	04/07/2020	(161)	(161)
RBC	2.051	03/06/2020	06/04/2020	(615)	(616)
RTA	2.117	02/18/2020	05/21/2020	(940)	(942)
2.132	02/11/2020	05/11/2020	(1,633)	(1,638)
2.195	01/31/2020	04/30/2020	(645)	(647)
2.641	02/04/2020	05/04/2020	(2,812)	(2,824)
2.641	02/05/2020	05/05/2020	(9,779)	(9,819)
2.670	01/29/2020	04/28/2020	(1,707)	(1,715)
SAL	2.731	02/10/2020	05/15/2020	(3,162)	(3,174)
SOG	1.500	03/17/2020	TBD(2)	(752)	(752)
2.450	03/24/2020	TBD(2)	(121)	(121)
2.736	01/16/2020	04/14/2020	(298)	(300)
2.786	01/17/2020	04/14/2020	(2,411)	(2,425)
2.822	01/08/2020	04/09/2020	(726)	(731)
UBS	1.300	03/16/2020	04/15/2020	(395)	(395)
1.350	03/10/2020	04/09/2020	(2,356)	(2,358)
1.350	03/16/2020	04/15/2020	(71)	(71)
1.450	03/06/2020	04/03/2020	(1,586)	(1,588)
1.450	03/09/2020	04/08/2020	(77)	(77)
1.450	03/10/2020	04/09/2020	(484)	(484)
1.600	03/10/2020	04/09/2020	(1,212)	(1,213)
2.000	03/26/2020	TBD(2)	(1,746)	(1,747)
2.020	02/19/2020	04/24/2020	(305)	(306)
2.050	02/11/2020	04/16/2020	(357)	(358)
2.100	04/03/2020	05/01/2020	(1,082)	(1,082)
2.120	02/19/2020	04/24/2020	(346)	(347)
2.150	02/11/2020	04/16/2020	(1,972)	(1,978)
2.270	02/19/2020	04/24/2020	(208)	(209)
2.487	01/17/2020	04/16/2020	(961)	(966)
2.515	03/03/2020	04/07/2020	(1,578)	(1,581)
2.691	02/05/2020	05/05/2020	(1,447)	(1,453)
2.784	01/10/2020	04/13/2020	(3,308)	(3,329)
2.850	01/06/2020	04/06/2020	(3,098)	(3,119)
Total Reverse Repurchase Agreements	$(82,256)
(k)	Securities with an aggregate market value of $100,065 and cash of $4,003 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(73,594) at a weighted average interest rate of 2.849%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond June Futures	06/2020	1	$(179)	$(7)	$2	$0
Total Futures Contracts	$(7)	$2	$0
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	1289.750%	$590	$(33)	$(398)	$(431)	$0	$(12)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.398	300	9	10	19	2	0
$(24)	$(388)	$(412)	$2	$(12)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023	$15,300	$(131)	$1,554	$1,423	$5	$0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	32,300	606	1,095	1,701	8	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,200	77	185	262	0	(5)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	7,800	630	1,071	1,701	0	(38)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038	9,000	30	(3,537)	(3,507)	159	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	(29)	(30)	3	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	400	0	(78)	(78)	11	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	(157)	(161)	20	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	400	(1)	(78)	(79)	11	0
$1,206	$26	$1,232	$217	$(43)
Total Swap Agreements	$1,182	$(362)	$820	$219	$(55)
Cash of $1,031 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$3,920	$(780)	$526	$0	$(254)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	939	(182)	60	0	(122)
Total Swap Agreements	$(962)	$586	$0	$(376)
(n)

Securities with an aggregate market value of $495 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,712	$4,751	$13,463
Corporate Bonds & Notes
Banking & Finance	0	8,534	0	8,534
Industrials	0	12,553	0	12,553
Utilities	0	5,693	0	5,693
Convertible Bonds & Notes
Industrials	0	29	0	29
Municipal Bonds & Notes
West Virginia	0	757	0	757
U.S. Government Agencies	0	4,070	0	4,070
Non-Agency Mortgage-Backed Securities	0	40,934	312	41,246
Asset-Backed Securities	0	63,359	6,250	69,609
Common Stocks
Communication Services	113	0	1	114
Consumer Discretionary	483	0	0	483
Energy	0	3	0	3
Industrials	0	0	78	78
Utilities	0	0	372	372
Warrants
Communication Services	0	290	0	290
Industrials	0	0	19	19
Preferred Securities
Industrials	0	44	1,238	1,282
Real Estate Investment Trusts
Real Estate	1,747	0	0	1,747
Short-Term Instruments
Repurchase Agreements	0	4,755	0	4,755
U.S. Treasury Bills	0	495	0	495
Total Investments	$2,343	$150,228	$13,021	$165,592
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2	$219	$0	$221
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(55)	0	(55)
Over the counter	0	(376)	0	(376)
$0	$(431)	$0	$(431)
Total Financial Derivative Instruments	$2	$(212)	$0	$(210)
Totals	$2,345	$150,016	$13,021	$165,382

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2020:
Category and Subcategory	Beginning Balance at 06/30/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$2,020	$6,900	$(2,699)	$22	$(719)	$(588)	$644	$(829)	$4,751	$(326)
Non-Agency Mortgage-Backed Securities	377	0	(34)	2	0	(33)	0	0	312	(33)
Asset-Backed Securities	3,391	3,138	(379)	2	34	(1,001)	1,065	0	6,250	(1,023)
Common Stocks
Industrials	134	0	0	0	0	(56)	0	0	78	(55)
Telecommunication Services	0	0	0	0	0	0	1	0	1	0
Utilities	389	0	0	0	0	(17)	0	0	372	(17)
Warrants
Industrials	139	0	0	0	0	(120)	0	0	19	(120)
Preferred Securities
Industrials	2,763	262	0	0	0	(1,787)	0	0	1,238	(1,787)
Totals	$9,213	$10,300	$(3,112)	$26	$(685)	$(3,602)	$1,710	$(829)	$13,021	$(3,361)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$3,000	Market Based Approach	Recovery Value	100.000	—

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2020 (Unaudited)

	390	Reference Instrument	Spread	$0.750	—
	1,361	Third Party Vendor	Broker Quote	63.000 - 100.250	83.995
Non-Agency Mortgage-Backed Securities	312	Proxy Pricing	Base Price	1.500 - 99.500	93.707
Asset-Backed Securities	466	Other Valuation Techniques(2)	—	—	—
	5,784	Proxy Pricing	Base Price	0.000 - 37,374.762	23,444.979
Common Stocks
Industrials	78	Other Valuation Techniques(2)	—	—	—
Telecommunication Services	1	Other Valuation Techniques(2)	—	—	—
Utilities	372	Indicative Market Quotation	Broker Quote	$37.500	—
Warrants
Industrials	19	Other Valuation Techniques(2)	—	—	—
Preferred Securities
Industrials	1,238	Fundamental Valuation	Company Equity Value	$328,700,000.000	—
Total	$13,021
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

March 31, 2020 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SAL	Citigroup Global Markets, Inc.
CEW	Canadian Imperial Bank of Commerce	MZF	Mizuho Securities USA	SOG	Societe Generale Paris
CIW	CIBC World Markets Corp.	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC
CSG	Credit Suisse AG Cayman

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	PRIME	Daily US Prime Rate	US0003M	3 Month USD Swap Rate
LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	PIK	Payment-in-Kind	TBD	To-Be-Determined
ALT	Alternate Loan Trust	TBA	To-Be-Announced	TBD%	Interest rate to be determined when loan settles or at the time of funding
LIBOR	London Interbank Offered Rate